Leases - Summary of Maturity Analysis of Annual Undiscounted Cash Flows for Lease Liabilities (Details) ¥ in Thousands	Dec. 31, 2024 CNY (¥)
Leases [Abstract]
2025	¥ 18,192
2026	17,993
2027	18,463
2028	19,085
2029	19,296
2030 and thereafter	114,036
Total future lease payments	207,065
Less: Imputed interest	61,708
Total lease liability balance	¥ 145,357